Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Jul. 01, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Assets, Current [Abstract]
Cash and cash equivalents	$ 209,739			$ 321,065	$ 14,987		$ 570
Restricted cash	36,168			47,805			0
Accounts receivable	146,989			83,634			59,829
Commissions receivable-current	76,265			51,209			36,108
Other current assets	7,383			10,121			6,450
Total current assets	476,544			513,834			102,957
COMMISSIONS RECEIVABLE—Net	655,828			461,752			279,489
PROPERTY AND EQUIPMENT—Net	24,512			22,150
SOFTWARE—Net	10,085			8,399			4,895
OPERATING LEASE RIGHT-OF-USE ASSETS	29,182		$ 29,700	0
INTANGIBLE ASSETS—Net	18,015			19,673			218
Goodwill	46,456			46,577			5,364
OTHER ASSETS	1,427			1,408			258
TOTAL ASSETS	1,262,049			1,073,793			406,940
Liabilities, Current [Abstract]
Accounts payable	32,420			22,891			7,634
Accrued expenses	15,535			14,936			6,015
Accrued compensation and benefits	35,067			22,228			12,566
Earnout liability	31,966			30,812			0
Operating lease liabilities—current	5,093			0
Other current liabilities	20,938			4,944			3,087
Total current liabilities	141,019			95,811			33,222
DEBT	313,336			311,814
DEFERRED INCOME TAXES	131,121			105,844			81,252
OPERATING LEASE LIABILITIES	36,958			0
OTHER LIABILITIES	5,480			14,635			7,567
Total liabilities	627,914			528,104			143,688
Equity [Abstract]
Common Stock, Value, Issued	1,628			1,622			906
Additional Paid in Capital	545,441			548,113			138,378
Retained Earnings (Accumulated Deficit)	88,461			(2,792)			200,446
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,395)			(1,254)			0
Stockholders' Equity Attributable to Parent, Total	634,135	$ 544,974		545,689	$ 38,919	$ 262,475	262,455	$ 187,129	$ 153,921
Liabilities and Equity, Total	$ 1,262,049			$ 1,073,793			$ 406,940